Supplementary cash flow information (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Increase to property, plant and equipment assets due to remeasurements of decommissioning and restoration liabilities	$ 8,998	$ 10,661
Additions related to capital additions under finance lease, property, plant and equipment	$ 10,588	3,234
Proceeds from sale leaseback		$ 67,275